Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	Composition of income tax expense:
	2016	2017	2018
	RMB	RMB	RMB

Current income tax	140,706	249,995	326,418
Deferred income tax	6,863	(46,171)	(150,522)

	147,569	203,824	175,896

Schedule of Deferred Tax Assets and Liabilities
Composition of deferred tax assets and liabilities:

	2017	2018
	RMB	RMB

Deferred tax assets
Amortization of intangible assets	698	757
Tax losses carried forward	26,828	19,030
Allowance for credit losses	41,119	170,527
Others	2,374	507
Less: valuation allowance	(18,511)	(12,258)
	52,508	178,563

Deferred tax liabilities
Intangible assets arising from business combinations	(52,237)	(27,770)
	(52,237)	(27,770)

Net deferred tax assets	271	150,793

Schedlue of Movement of valuation allowance
Movement of valuation allowance:

	2016	2017	2018
	RMB	RMB	RMB

Balance as of January 1	17,471	18,170	18,511
Additions	1,014	2,319	24,523
Reversals	(315)	(1,978)	(30,776)

Balance as of December 31	18,170	18,511	12,258

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Group:

	2016	2017	2018
	RMB	RMB	RMB

Loss before tax	(190,384)	(1,223,164)	(503,420)

Income tax computed at statutory EIT rate (25%)	(47,596)	(305,791)	(125,855)
Effect of preferential tax rates for certain entities comprising the Group	(20,409)	(112,684)	(137,124)
Effect of differing tax rates in different jurisdictions	184,235	422,677	260,441
Non-deductible expenses and non-taxable income, net	34,012	188,069	218,830
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	(3,253)	(3,822)	(4,623)
Change in valuation allowances	699	1,933	(23,572)
Others	(119)	13,442	(12,201)

Income tax expense	147,569	203,824	175,896

Effective income tax rate	(77.5%)	(16.7%)	(34.9%)